Interest Expense And Interest Income (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Interest Expense and Interest Income [Line Items]
Cash interest expense	$ 9,064		$ 86,824
Amortization of loan costs	1,986		3,515
Cash interest income	(115)		(2,764)
Interest expense, net	$ 10,935		$ 87,575
Predecessor [Member]
Interest Expense and Interest Income [Line Items]
Cash interest expense		$ 4,516		$ 3,356
Amortization of loan costs		313		381
Cash interest income		(62)		(266)
Interest expense, net		$ 4,767		$ 3,471